DISCONTINUED OPERATIONS (Details Textual) (USD $)	12 Months Ended
Jul. 31, 2012
Amount Paid For Landlords Successor	$ 1,000,000
Owner 484 [Member]
Appraised Value On Transferred To Owner Title	4,490,000
Hanover Place 14 [Member]
Appraised Value On Transferred To Owner Title	$ 900,000